Ordinary shares, share premium, and other equity (Tables)	12 Months Ended
Dec. 31, 2017
Consolidated and separate financial statements [line items]
Called up share capital, allotted and fully paid
Called up share capital, allotted and fully paid
			Share premium	Total share capital and share premium	Otherequity instruments
	Number of shares	Ordinary shares
	m	£m	£m	£m	£m
As at 1 January 2017	16,963	4,241	17,601	21,842	6,449
Issued to staff under share incentive plans	46	12	74	86	-
Issuances relating to Scrip Dividend Programme	51	12	105	117	-
AT1 securities issuance	-	-	-	-	2,490
Other movements	-	-	-	-	2
As at 31 December 2017	17,060	4,265	17,780	22,045	8,941

As at 1 January 2016	16,805	4,201	17,385	21,586	5,305
Issued to staff under share incentive plans	116	30	158	188	-
Issuances relating to Scrip Dividend Programme	42	10	58	68	-
AT1 securities issuance	-	-	-	-	1,132
Other movements	-	-	-	-	12
As at 31 December 2016	16,963	4,241	17,601	21,842	6,449

Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Called up share capital, allotted and fully paid
Called up share capital, allotted and fully paid
	Ordinary share capital	Preference share capital	Share premium	Total share capital and share premium	Other equity instruments
	£m	£m	£m	£m	£m
As at 1 January 2017	2,342	28	12,092	14,462	6,486
AT1 securities issuance	-	-	-	-	2,496
Other movement	-	(9)	-	(9)	-
As at 31 December 2017	2,342	19	12,092	14,453	8,982

As at 1 January 2016	2,342	38	12,092	14,472	5,350
AT1 securities issuance	-	-	-	-	1,136
Other movement	-	(10)	-	(10)	-
As at 31 December 2016	2,342	28	12,092	14,462	6,486

Other shareholders equity
Other shareholders' equity
	The Group		The Bank
	2017	2016	2017	2016
	£m	£m	£m	£m
As at 1 January	271	485	335	549
Redemption	-	(214)	-	(214)
As at 31 December	271	271	335	335